Financial Risk Management - Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income [Abstract]
Cash flow hedge balance			R$ 42,729	R$ (27,706)
Change in the fair value of hedge instrument recognized in other comprehensive income	R$ (19,728)	R$ 70,475	228,956	159,698
Tax effects on fair value of hedge instrument	7,960	(22,773)	(75,842)	(53,701)
Cash flow hedge balance	R$ 195,843	R$ 78,291	R$ 195,843	R$ 78,291